Trade Receivables and Other (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Trade Receivables and Other

Trade receivables and other are comprised of the following:

	At June 30, 2018		At December 31, 2017
(in millions of Euros)	Non-current	Current	Non-current	Current
Trade receivables – gross	—	529	—	309
Impairment	—	(3)	—	(3)
Total Trade receivables – net	—	526	—	306
Finance lease receivables	3	6	6	6
Current income tax receivables	—	53	—	58
Other taxes	—	41	—	30
Unbilled tooling costs (until December 31, 2017)	—	—	28	—
Contract assets (from January 1, 2018)	36	1	—	—
Prepaid expenses	1	12	5	8
Restricted cash	—	—	1	—
Other	8	17	8	11

Total Other receivables	48	130	48	113

Total Trade receivables and Other	48	656	48	419

Summary of Contract Assets

	At June 30, 2018		At January 1, 2018
(in millions of Euros)	Non-current	Current	Non-current	Current
Unbilled tooling costs	33	—	28	—
Other	3	1	4	1

Contract assets	36	1	32	1

Summary of Ageing of Total Trade Receivables - Net

The ageing of total trade receivables – net is as follows:

(in millions of Euros)	At June 30, 2018	At December 31, 2017
Not past due	505	286
1 – 30 days past due	17	13
31 – 60 days past due	2	2
61 – 90 days past due	0	3
Greater than 91 days past due	2	2

Total Trade receivables – net	526	306

Summary of Carrying Amounts of Total Trade Receivables - Net by Currency

The composition of the carrying amounts of total Trade receivables – net by currency is shown in Euro equivalents as follows:

(in millions of Euros)	At June 30, 2018	At December 31, 2017
Euro	267	124
U.S. Dollar	232	164
Swiss franc	8	4
Other currencies	19	14

Total trade receivables – net	526	306